DoubleLine Yield Opportunities Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 2.3%
	Affirm, Inc.
1,300,000	Series 2023-B-D	8.78%	(a)	09/15/2028	1,327,486
	Blue Stream Communications LLC
2,500,000	Series 2023-1A-C	8.90%	(a)	05/20/2053	2,335,869
	Castlelake Aircraft Securitization Trust
1,477,711	Series 2021-1A-C	7.00%	(a)(b)	01/15/2046	1,260,519
	Compass Datacenters LLC
750,000	Series 2024-1A-B	7.00%	(a)	02/25/2049	754,206
	JetBlue Airways Corp.
1,109,418	Series 2019-1	8.00%		11/15/2027	1,128,833
	JOL Air Ltd.
3,669,137	Series 2019-1-B	4.95%	(a)	04/15/2044	3,317,134
	Kestrel Aircraft Funding USA LLC
937,169	Series 2018-1A-A	4.25%	(a)	12/15/2038	883,760
	MACH 1 Cayman Ltd.
868,376	Series 2019-1-B	4.34%	(a)	10/15/2039	660,090
	Marlette Funding Trust
8,192	Series 2021-1A-R	0.00%	(a)(b)(c)	06/16/2031	110,767
	Pagaya AI Debt Selection Trust
2,425,852	Series 2021-3-CERT	0.00%	(a)(b)(c)	05/15/2029	2,147
2,303,922	Series 2021-5-CERT	0.00%	(a)(b)(c)	08/15/2029	121,343
59,920	Series 2022-1-A	2.03%	(a)	10/15/2029	59,649
461,634	Series 2022-2-AB	5.80%	(a)(d)	01/15/2030	460,955
	SOFI Alternative Trust
55,000	Series 2021-2-R1	0.00%	(a)(b)(c)	08/15/2030	349,379
	SoFi Professional Loan Program LLC
20,000	Series 2018-C-R1	0.00%	(a)(b)(c)	01/25/2048	155,502
	Start Ltd./Bermuda
311,467	Series 2019-1-C	6.41%	(a)(b)	03/15/2044	284,321
	Start/Bermuda
2,791,459	Series 2018-1-A	4.09%	(a)	05/15/2043	2,654,353
	Switch ABS Issuer LLC
1,000,000	Series 2024-2A-C	10.03%	(a)	06/25/2054	1,005,662
	Upstart Securitization Trust
4,000	Series 2021-2-CERT	0.00%	(b)(c)	06/20/2031	303,564
3,300	Series 2021-5-CERT	0.00%	(a)(b)(c)	11/20/2031	157,655
	Total Asset Backed Obligations (Cost $17,004,862)				17,333,194
BANK LOANS - 14.1%
	AAdvantage Loyalty IP Ltd.
968,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.36%		04/20/2028	1,001,275
	Access CIG LLC
1,966,195	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	10.34%		08/18/2028	1,981,256
	ADMI Corp.
1,122,115	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.21%		12/23/2027	1,101,783
910,425	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	11.09%		12/23/2027	918,009
	AI Aqua Merger Sub, Inc.
818,734	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.10%		07/31/2028	821,117
	Allied Universal Holdco LLC
1,017,385	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.18%		05/15/2028	1,014,622
	Altice France SA/France

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
548,615	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.83%		08/31/2028	404,603
	Alvaria Holdco (Aspect Software) Second-Out T/L
577,009	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00%, 0.75% Floor)	6.34%		05/18/2028	379,383
10,059	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00%, 0.75% Floor) 6.50% PIK	6.34%		05/18/2028	6,614
	Alvaria Holdco (Aspect Software) Third-Out T/L A
1,346,354	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		05/18/2028	410,638
19,843	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor) 5.50% PIK	7.34%		05/18/2028	6,052
	American Tire Distributors, Inc.
1,418,938	Senior Secured First Lien Term Loan (3 mo. SOFR US + 6.25%, 0.75% Floor)	11.57%		10/23/2028	1,034,718
	Applied Systems, Inc.
670,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	10.60%		02/23/2032	694,636
	Apro LLC
1,025,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.75%)	9.08%		06/26/2031	1,026,281
	Artera Services LLC
1,970,063	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.83%		02/10/2031	1,982,897
	Ascend Learning LLC
2,247,391	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	11.18%		12/10/2029	2,211,433
	ASP LS Acquisition Corp.
509,758	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.75% Floor)	9.83%		05/08/2028	435,775
	Astra Acquisition Corp.
177,708	Senior Secured First Lien Term Loan (3 mo. SOFR US + 6.50%, 2.00% Floor)	11.84%		02/25/2028	163,047
99,516	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.75%)	12.09%		02/25/2028	91,306
438,485	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%)	10.59%		10/25/2028	162,240
3,249,219	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.88%, 0.75% Floor)	14.22%		10/25/2029	855,974
	Asurion LLC
305,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.69%		02/03/2028	284,984
1,425,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.70%		01/22/2029	1,318,681
	Aveanna Healthcare LLC
2,800,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	12.43%		12/10/2029	2,586,499
	Bausch + Lomb Corp.
408,744	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.68%		05/10/2027	404,912
957,763	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.44%		09/29/2028	957,169
	BCPE Empire Holdings, Inc.
194,513	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.34%		12/26/2028	194,793
	Boxer Parent Co., Inc.
2,601,925	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.59%		12/29/2028	2,610,511
	Brand Industrial Services, Inc.
1,154,625	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.83%		08/01/2030	1,159,757
	BYJU’s Alpha Bridge TL
3,010	Senior Secured Term Loan	13.33%	(b)(e)	04/24/2026	3,010
	BYJU’s Alpha New Money TL
5,248	Senior Secured First Lien Term Loan	13.33%	(b)(e)	04/09/2026	5,248
	BYJU’s Alpha Prepetition Reimbursement TL
13,895	Senior Secured Term Loan	13.33%	(b)(e)	04/24/2026	13,895

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	BYJU’s Alpha, Inc.
612,256	Senior Secured First Lien Term Loan (Prime Rate + 7.00%, 0.75% Floor)	15.50%	(f)	11/24/2026	138,632
	Carnival Corp.
167,869	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	8.09%		08/09/2027	168,919
	Cengage Learning, Inc.
758,100	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.25%, 1.00% Floor)	9.60%		03/24/2031	761,182
	Central Parent, Inc.
635,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%		07/06/2029	627,659
	ClubCorp Holdings, Inc.
1,646,292	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%		09/18/2026	1,656,993
67,112	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%		09/18/2026	67,548
	Constant Contact, Inc.
4,500,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.50%, 0.00% Floor)	12.83%		02/12/2029	4,184,999
	CoreLogic, Inc.
246,827	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.94%		06/02/2028	243,566
	Cornerstone Building Brands, Inc.
525,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	9.93%		05/15/2031	522,813
	Crosby US Acquisition Corp.
502,475	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.33%		08/16/2029	505,877
	Cross Financial Corp.
1,164,157	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.84%		09/15/2027	1,169,978
	Dcert Buyer, Inc.
467,558	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.33%		10/16/2026	456,746
940,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	12.34%		02/16/2029	843,650
	Deerfield Dakota Holding LLC
2,044,628	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	9.04%		04/09/2027	2,046,140
	Dexko Global, Inc.
786,050	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	9.59%		10/04/2028	786,463
	DG Investment Intermediate Holdings 2, Inc.
915,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	12.21%		03/29/2029	899,418
	Directv Financing LLC
1,564,232	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	10.71%		08/02/2029	1,559,344
	Dynasty Acquisition Co., Inc.
316,024	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.84%		08/24/2028	317,532
	Edelman Financial Engines Center LLC
2,180,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%)	10.59%		10/31/2028	2,188,175
	EG America LLC
967,569	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 5.50%, 0.00% Floor)	10.94%		02/07/2028	957,492
	Eisner Advisory Group LLC
1,059,675	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.34%		02/28/2031	1,071,379
	Element Materials Technology Group US Holdings, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
155,008	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.68%	06/25/2029	155,815
71,542	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.68%	06/25/2029	71,915
	Ellucian Holdings, Inc.
416,194	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.94%	10/29/2029	418,579
	Fertitta Entertainment LLC/NV
1,935,139	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.33%	01/29/2029	1,939,610
	FinThrive Software Intermediate Holdings, Inc.
785,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.50% Floor)	12.19%	12/17/2029	542,961
	Flynn America LP
548,438	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	9.96%	07/31/2028	543,639
548,438	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	9.96%	07/31/2028	543,639
	Gainwell Acquisition Corp.
3,137,444	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.40%	10/01/2027	3,045,925
	Garda World Security Corp.
1,117,157	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	9.68%	02/01/2029	1,125,536
	GIP II Blue Holding LP
176,683	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	9.08%	09/29/2028	178,734
	Grant Thornton LLP/Chicago
320,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%	05/30/2031	321,317
	Groupe Solmax, Inc.
187,937	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.34%	07/24/2028	182,725
187,467	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.34%	07/24/2028	182,268
344,940	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.34%	07/24/2028	335,373
269,953	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.34%	07/24/2028	262,466
	Helios Software Holdings, Inc.
1,071,914	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.10%	07/15/2030	1,076,126
	Hexion Holdings Corp.
2,033,615	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.95%	03/15/2029	2,029,436
	INEOS US Finance LLC
2,099,138	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.93%	02/19/2030	2,089,690
	INEOS US Petrochem LLC
1,012,463	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.68%	03/29/2029	1,011,830
	Kenan Advantage Group, Inc.
1,057,350	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.09%	01/25/2029	1,063,958
	Kronos Acquisition Holdings, Inc.
1,345,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.00%)	9.34%	06/27/2031	1,338,275
	Lasership, Inc.
345,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.50%, 0.00% Floor)	12.81%	05/07/2029	251,993
	LBM Acquisition LLC
2,220,526	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.18%	06/06/2031	2,186,442
	LC Ahab US Bidco LLC
690,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%	05/01/2031	692,160
	Lereta LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
372,995	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	10.58%	08/07/2028	281,300
	LifePoint Health, Inc.
1,311,713	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.08%	11/16/2028	1,320,488
270,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%)	9.33%	05/14/2031	270,718
	Mileage Plus Holdings LLC
240,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.55%	06/21/2027	245,182
	Mitchell International, Inc.
2,465,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.25%)	10.59%	06/17/2032	2,463,472
	Modena Buyer LLC
1,805,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	04/21/2031	1,764,108
	Needle Holdings LLC
93,904	Senior Secured First Lien Term Loan (3 mo. SOFR US + 9.50%, 0.00% Floor)	14.84%	04/28/2028	92,965
	NEP Group, Inc.
1,108,952	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor) 1.50% PIK	8.71%	08/19/2026	1,054,425
8,447	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor) 1.50% PIK	8.71%	08/19/2026	8,032
	NGL Energy Operating LLC
304,238	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	9.83%	02/03/2031	305,677
	Nouryon USA LLC
1,107,839	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.85%	04/03/2028	1,112,132
287,569	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.85%	04/03/2028	288,683
	OneDigital Borrower LLC
289,258	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	9.75%	11/16/2027	288,897
2,570,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.25%)	10.58%	06/14/2032	2,563,575
	Ontario Gaming GTA LP
1,159,175	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.58%	08/01/2030	1,166,234
	Par Petroleum LLC
1,002,313	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%	02/28/2030	1,007,634
	PECF USS Intermediate Holding III Corp.
677,196	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.69%	12/15/2028	453,345
	Polaris Newco LLC
681,496	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.44%	06/05/2028	682,038
	Potters Borrower LP
276,507	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.08%	12/14/2027	278,107
	Pretium PKG Holdings, Inc.
960,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	12.05%	10/01/2029	564,135
	Radiology Partners T/L
1,118,069	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	9.09%	01/31/2029	1,063,284
15,770	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor) 1.50% PIK	9.09%	01/31/2029	14,997
	Restaurant Technologies, Inc.
2,078,831	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%	04/02/2029	2,026,309
197,339	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%	04/02/2029	192,353
197,339	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%	04/02/2029	192,353
	Riverbed Technology, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
482,183	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor) 2.00% PIK	9.83%	07/03/2028	297,146
7,350	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor) 2.00% PIK	9.83%	07/03/2028	4,530
	Skillsoft Finance II, Inc.
463,501	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	10.69%	07/14/2028	365,506
	Southern Veterinary Partners LLC
515,178	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	9.08%	10/05/2027	516,896
	Standard Aero Ltd.
121,851	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.84%	08/24/2028	122,432
	StubHub Holdco Sub LLC
2,689,585	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	10.08%	03/15/2030	2,693,794
	Team Health Holdings, Inc.
805,757	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.58%	03/02/2027	752,980
	Titan Acquisition Ltd./Canada
2,965,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%	02/15/2029	2,975,510
	Travelport Finance Luxembourg Sarl
1,220,570	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.39%, 1.00% Floor)	12.34%	09/29/2028	1,111,549
347,258	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.39%, 1.00% Floor)	12.34%	09/29/2028	316,241
	Trident TPI Holdings, Inc.
557,179	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.34%	09/18/2028	546,703
	Triton Water Holdings, Inc.
1,535,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.59%	03/31/2028	1,537,303
	United Natural Foods, Inc.
1,090,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.08%	05/01/2031	1,094,998
	Vantage Specialty Chemicals, Inc.
216,700	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.50% Floor)	10.08%	10/26/2026	214,533
	Viad Corp.
1,883,593	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	9.59%	07/31/2028	1,890,666
	Vibrantz Technologies, Inc.
873,333	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.68%	04/23/2029	854,120
	Victra Holdings LLC
538,928	Senior Secured First Lien Term Loan (3 mo. SOFR US + 6.50%, 0.00% Floor)	11.84%	03/29/2029	547,012
	VT Topco, Inc.
895,506	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%	08/12/2030	900,767
	Wand NewCo 3, Inc.
850,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.09%	01/30/2031	856,600
	WaterBridge Midstream Operating LLC
1,400,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.75%)	10.09%	06/27/2029	1,393,000
	WWEX Uni Topco Holdings LLC
165,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.75% Floor)	12.34%	07/26/2029	158,400
	Total Bank Loans (Cost $113,571,408)			107,859,164
COLLATERALIZED LOAN OBLIGATIONS - 18.9%
	Aimco CDO

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
500,000	Series 2019-10A-ERR (3 mo. Term SOFR + 5.65%, 5.65% Floor)	10.98%	(a)	07/22/2037	502,433
2,000,000	Series 2021-15A-E (3 mo. Term SOFR + 6.21%, 5.95% Floor)	11.53%	(a)	10/17/2034	2,013,397
	Apidos CLO
1,450,000	Series 2018-18A-E (3 mo. Term SOFR + 5.96%, 5.70% Floor)	11.29%	(a)	10/22/2030	1,445,692
	Babson CLO Ltd./Cayman Islands
1,500,000	Series 2019-2A-CR (3 mo. Term SOFR + 3.66%, 3.40% Floor)	8.99%	(a)	04/15/2036	1,497,817
2,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 6.91%, 6.65% Floor)	12.24%	(a)	10/15/2036	2,018,568
	Bain Capital Credit CLO
3,000,000	Series 2017-2A-ER2 (3 mo. Term SOFR + 7.12%, 6.86% Floor)	12.45%	(a)	07/25/2034	2,969,040
8,000,000	Series 2019-3A-ER (3 mo. Term SOFR + 7.36%, 7.36% Floor)	12.69%	(a)	10/21/2034	7,800,329
1,250,000	Series 2022-3A-E (3 mo. Term SOFR + 7.35%, 7.35% Floor)	12.67%	(a)	07/17/2035	1,254,714
	Blackstone, Inc.
3,800,000	Series 2017-1A-D (3 mo. Term SOFR + 6.26%, 6.00% Floor)	11.59%	(a)	04/20/2029	3,821,929
	Buttermilk Park CLO
750,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.34%	(a)	10/15/2031	751,229
	Canyon Capital CLO Ltd.
1,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	12.00%	(a)	04/15/2034	969,578
	Canyon CLO
1,850,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.79%, 6.53% Floor)	12.12%	(a)	10/15/2034	1,834,000
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.46%, 6.20% Floor)	11.79%	(a)	07/15/2034	1,995,969
	Carlyle Global Market Strategies
1,875,000	Series 2020-2A-DR (3 mo. Term SOFR + 6.96%, 6.70% Floor)	12.29%	(a)	01/25/2035	1,891,199
1,000,000	Series 2021-1A-D (3 mo. Term SOFR + 6.26%, 6.00% Floor)	11.59%	(a)	04/15/2034	1,005,895
	CIFC Funding Ltd.
2,000,000	Series 2013-1A-DR (3 mo. Term SOFR + 6.91%, 0.00% Floor)	12.24%	(a)	07/16/2030	2,007,711
3,350,000	Series 2013-3RA-D (3 mo. Term SOFR + 6.16%, 5.90% Floor)	11.48%	(a)	04/24/2031	3,351,435
1,750,000	Series 2017-5A-ER (3 mo. Term SOFR + 6.15%, 6.15% Floor)	11.48%	(a)	07/17/2037	1,750,000
4,650,000	Series 2019-3A-DR (3 mo. Term SOFR + 7.06%, 6.80% Floor)	12.39%	(a)	10/16/2034	4,682,084
2,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 6.51%, 6.51% Floor)	11.84%	(a)	07/15/2036	2,009,943
1,500,000	Series 2020-4A-E (3 mo. Term SOFR + 7.11%, 7.11% Floor)	12.44%	(a)	01/15/2034	1,511,803
500,000	Series 2021-4A-E (3 mo. Term SOFR + 6.26%, 6.00% Floor)	11.59%	(a)	07/15/2033	503,556
	Dryden Senior Loan Fund
2,000,000	Series 2017-54A-E (3 mo. Term SOFR + 6.46%, 0.00% Floor)	11.79%	(a)	10/19/2029	1,906,292
1,000,000	Series 2020-77A-ER (3 mo. Term SOFR + 6.13%, 6.13% Floor)	11.46%	(a)	05/20/2034	969,998
2,500,000	Series 2021-87A-E (3 mo. Term SOFR + 6.41%, 6.15% Floor)	11.74%	(a)	05/20/2034	2,498,114
	Highbridge Loan Management Ltd.
2,000,000	Series 13A-18-E (3 mo. Term SOFR + 5.76%, 5.50% Floor)	11.09%	(a)	10/15/2030	2,010,558
1,550,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	8.49%	(a)	10/20/2029	1,555,206
1,000,000	Series 6A-2015-DR (3 mo. Term SOFR + 5.36%, 0.00% Floor)	10.70%	(a)	02/05/2031	996,018
	ING Investment Management CLO Ltd.
2,000,000	Series 2013-3A-DR (3 mo. Term SOFR + 6.16%, 5.90% Floor)	11.49%	(a)	10/18/2031	2,003,609
	Katayma CLO Ltd.
1,000,000	Series 2024-2A-E (3 mo. Term SOFR + 7.33%, 7.33% Floor)	12.62%	(a)	04/20/2037	1,019,221
	Madison Park Funding Ltd.
2,500,000	Series 2020-45A-ER (3 mo. Term SOFR + 6.61%, 6.35% Floor)	11.94%	(a)	07/15/2034	2,522,218
2,000,000	Series 2021-38A-E (3 mo. Term SOFR + 6.26%, 6.26% Floor)	11.58%	(a)	07/17/2034	2,018,471
	Magnetite CLO Ltd.
500,000	Series 2020-26A-ER (3 mo. Term SOFR + 6.21%, 5.95% Floor)	11.54%	(a)	07/25/2034	503,223
1,000,000	Series 2020-28A-ER (3 mo. Term SOFR + 6.41%, 6.15% Floor)	11.74%	(a)	01/20/2035	1,007,642
	Marble Point CLO
2,500,000	Series 2018-1A-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	8.59%	(a)	07/16/2031	2,449,301
	Milos Clo
4,000,000	Series 2017-1A-ER (3 mo. Term SOFR + 6.41%, 6.15% Floor)	11.74%	(a)	10/20/2030	4,017,681
	Neuberger Berman CLO Ltd.
2,500,000	Series 2017-16SA-ER (3 mo. Term SOFR + 6.51%, 6.25% Floor)	11.84%	(a)	04/15/2034	2,517,429
7,000,000	Series 2019-34A-ER (3 mo. Term SOFR + 6.50%, 6.50% Floor)	11.82%	(a)	01/20/2035	7,030,930

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
500,000	Series 2020-38A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.59%	(a)	10/20/2035	502,634
3,000,000	Series 2020-38A-ER (3 mo. Term SOFR + 6.51%, 6.25% Floor)	11.84%	(a)	10/20/2035	3,022,277
	Octagon Investment Partners Ltd.
750,000	Series 2019-1A-E (3 mo. Term SOFR + 6.86%, 6.60% Floor)	12.19%	(a)	10/25/2032	745,349
1,500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	12.59%	(a)	01/20/2035	1,450,027
5,000,000	Series 2019-1A-INC	0.00%	(a)(b)(c)(d)	10/25/2032	2,362,500
500,000	Series 2019-4A-E (3 mo. Term SOFR + 7.06%, 6.80% Floor)	12.39%	(a)	05/12/2031	494,432
1,000,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.86%, 6.60% Floor)	12.19%	(a)	07/15/2036	917,359
4,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)	12.09%	(a)	04/15/2034	3,751,797
	Octagon Loan Funding
1,000,000	Series 2014-1A-ERR (3 mo. Term SOFR + 6.26%, 6.00% Floor)	11.59%	(a)	11/18/2031	949,767
	OHA Credit Funding
3,000,000	Series 2019-3A-ER (3 mo. Term SOFR + 6.51%, 6.25% Floor)	11.84%	(a)	07/02/2035	3,016,764
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	11.69%	(a)	07/20/2034	502,559
	Reese Park Ltd.
1,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 6.76%, 6.76% Floor)	12.09%	(a)	10/15/2034	1,008,296
	RR Ltd./Cayman Islands
5,000,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	11.39%	(a)	04/15/2036	5,029,282
1,000,000	Series 2019-6A-DR (3 mo. Term SOFR + 6.11%, 5.85% Floor)	11.44%	(a)	04/15/2036	970,688
	Sound Point CLO Ltd.
3,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)	12.45%	(a)	07/20/2034	2,876,886
4,000,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.82%, 6.56% Floor)	12.15%	(a)	10/25/2034	3,774,464
7,000,000	Series 2021-2A-E (3 mo. Term SOFR + 6.62%, 6.36% Floor)	11.95%	(a)	07/25/2034	6,434,368
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.87%, 6.61% Floor)	12.20%	(a)	10/25/2034	1,815,146
7,000,000	Series 2021-4A-E (3 mo. Term SOFR + 6.96%, 6.96% Floor)	12.29%	(a)	10/25/2034	6,426,398
	Thompson Park CLO Ltd.
2,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.57%, 6.57% Floor)	11.90%	(a)	04/15/2034	2,015,691
	Trimaran CAVU LLC
3,000,000	Series 2019-1A-D (3 mo. Term SOFR + 4.41%, 4.15% Floor)	9.74%	(a)	07/20/2032	3,017,581
	Voya CLO Ltd.
1,350,000	Series 2017-2A-D (3 mo. Term SOFR + 6.28%, 0.00% Floor)	11.61%	(a)	06/07/2030	1,322,283
2,700,000	Series 2018-1A-D (3 mo. Term SOFR + 5.46%, 0.00% Floor)	10.79%	(a)	04/19/2031	2,570,915
2,000,000	Series 2018-4A-E (3 mo. Term SOFR + 6.56%, 6.30% Floor)	11.89%	(a)	01/15/2032	2,006,332
	Webster Park CLO
1,000,000	Series 2015-1A-DR (3 mo. Term SOFR + 5.76%, 5.50% Floor)	11.09%	(a)	07/20/2030	997,874
	Wind River CLO Ltd.
2,500,000	Series 2017-3A-ER (3 mo. Term SOFR + 7.31%, 7.05% Floor)	12.64%	(a)	04/15/2035	2,444,341
1,000,000	Series 2018-1A-E (3 mo. Term SOFR + 5.76%, 0.00% Floor)	11.09%	(a)	07/15/2030	977,710
1,000,000	Series 2018-2A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)	11.34%	(a)	07/15/2030	958,862
	Total Collateralized Loan Obligations (Cost $144,871,808)				144,976,814
FOREIGN CORPORATE BONDS - 15.5%
1,600,000	ABM Investama Tbk PT	9.50%	(a)	08/05/2026	1,585,026
3,345,465	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	3,248,543
688,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	576,568
3,900,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	3,053,609
463,000	AES Andes SA (5 yr. CMT Rate + 4.92%)	6.35%		10/07/2079	456,409
1,000,000	AI Candelaria Spain SA	5.75%	(a)	06/15/2033	809,775
4,344,000	AI Candelaria Spain SA	5.75%		06/15/2033	3,517,662
470,827	Alpha Holding SAB de CV	10.00%	(b)(f)	12/19/2024	7,062
2,356,827	Alpha Holding SAB de CV	9.00%	(b)(f)	02/10/2025	12,892
942,731	Alpha Holding SAB de CV	9.00%	(a)(b)(f)	02/10/2025	5,157
4,000,000	Altice France Holding SA	6.00%	(a)	02/15/2028	1,304,740
1,700,000	ARD Finance SA 7.25% PIK	6.50%	(a)	06/30/2027	432,667
1,700,000	Aris Mining Corp.	6.88%		08/09/2026	1,599,624
700,000	Braskem Idesa SAPI	7.45%		11/15/2029	570,468

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
3,200,000	Braskem Idesa SAPI	6.99%	(a)	02/20/2032	2,429,806
200,000	Braskem Netherlands Finance BV	8.50%		01/12/2031	204,439
3,800,000	Braskem Netherlands Finance BV	5.88%		01/31/2050	2,809,963
4,500,000	BRF SA	5.75%		09/21/2050	3,595,528
2,750,000	Camposol SA	6.00%		02/03/2027	2,373,827
4,300,000	Canacol Energy Ltd.	5.75%		11/24/2028	2,277,426
2,798,000	CAP SA	3.90%		04/27/2031	2,240,856
1,500,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%	(g)	06/08/2026	1,442,806
600,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	580,496
800,000	Colombia Telecomunicaciones SA ESP	4.95%		07/17/2030	630,017
346,667	Comision Federal de Electricidad	5.00%		07/30/2049	286,867
2,000,000	Connect Finco SARL / Connect US Finco LLC	6.75%	(a)	10/01/2026	1,932,022
3,000,000	Coruripe Netherlands BV	10.00%		02/10/2027	2,635,697
200,000	Cosan Overseas Ltd.	8.25%	(g)	08/05/2024	203,478
4,600,000	Credito Real SAB de CV SOFOM ER	9.50%	(f)	02/07/2026	410,550
1,200,000	CSN Resources SA	4.63%		06/10/2031	943,318
1,200,000	CSN Resources SA	5.88%		04/08/2032	999,575
725,000	eG Global Finance PLC	12.00%	(a)	11/30/2028	772,617
3,900,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	3,228,268
2,800,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA	5.38%		12/30/2030	2,339,177
1,031,160	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	1,015,693
1,450,000	Frigorifico Concepcion SA	7.70%		07/21/2028	987,403
2,500,000	Frigorifico Concepcion SA	7.70%	(a)	07/21/2028	1,702,418
8,000,000	Garda World Security Corp.	9.50%	(a)	11/01/2027	8,044,736
2,000,000	Global Aircraft Leasing Co. Ltd. 7.25% PIK	6.50%	(a)	09/15/2024	1,927,134
3,100,000	Gran Tierra Energy, Inc.	9.50%	(a)	10/15/2029	2,954,874
2,484,450	Guara Norte Sarl	5.20%		06/15/2034	2,291,481
3,745,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%	(a)	02/15/2029	3,882,681
500,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.	4.38%		02/02/2052	374,082
2,660,000	Kawasan Industri Jababeka Tbk PT	7.50%	(a)(h)	12/15/2027	2,600,354
600,000	Kosmos Energy Ltd.	7.50%		03/01/2028	572,926
845,000	Kronos Acquisition Holdings, Inc.	8.25%	(a)	06/30/2031	846,901
1,665,000	Kronos Acquisition Holdings, Inc.	10.75%	(a)	06/30/2032	1,598,937
1,730,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.	7.00%	(a)	12/31/2027	1,790,252
1,000,000	KUO SAB De CV	5.75%		07/07/2027	969,755
900,000	MARB BondCo PLC	3.95%		01/29/2031	748,683
950,751	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	843,328
1,400,000	Metinvest BV	7.75%		10/17/2029	925,960
2,675,000	Mexarrend SAPI de CV	10.25%	(f)	07/24/2024	350,425
4,500,000	Minejesa Capital BV	5.63%		08/10/2037	4,071,832
1,400,000	Movida Europe SA	7.85%	(a)	04/11/2029	1,318,485
1,400,000	Movida Europe SA	7.85%		04/11/2029	1,318,485
3,074,370	MV24 Capital BV	6.75%		06/01/2034	2,939,461
335,181	Oi SA 7.00% + 5.50% PIK	12.50%	(a)	12/15/2024	333,505
3,613	Oi SA 7.00% + 5.50% PIK	12.50%	(a)(b)	12/15/2024	3,595
630,673	Oi SA 7.00% + 5.50% PIK	12.50%	(a)(b)	12/15/2024	627,520
4,750,000	Oi SA	10.00%	(f)	07/27/2025	47,025
745,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%	(a)	08/01/2030	765,134
3,302,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25%		02/11/2025	1,205,230
438,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25%	(a)	02/11/2025	159,870
2,300,000	Sasol Financing USA LLC	5.50%		03/18/2031	1,941,481
530,000	Seaspan Corp.	5.50%	(a)	08/01/2029	473,618
1,500,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	1,342,006
3,050,000	Simpar Europe SA	5.20%		01/26/2031	2,512,581
1,085,000	Telesat Canada / Telesat LLC	5.63%	(a)	12/06/2026	512,763
3,600,000	TK Elevator Holdco GmbH	7.63%	(a)	07/15/2028	3,576,302
2,099,000	Tullow Oil PLC	10.25%	(a)	05/15/2026	1,994,493
2,757,665	UEP Penonome II SA	6.50%	(a)	10/01/2038	2,320,348

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,750,000	Unigel Luxembourg SA	8.75%	(f)	10/01/2026	780,450
4,400,000	UPL Corp. Ltd. (5 yr. CMT Rate + 3.87%)	5.25%	(g)	02/27/2025	3,173,131
200,000	Vedanta Resources Finance II PLC	9.25%		04/23/2026	182,987
3,666,000	Vedanta Resources Ltd.	13.88%		12/09/2028	3,511,012
	Total Foreign Corporate Bonds (Cost $141,514,090)				119,056,272
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 4.7%
400,000	Aeropuerto Internacional de Tocumen SA	4.00%		08/11/2041	301,680
2,400,000	Aeropuerto Internacional de Tocumen SA	5.13%		08/11/2061	1,771,733
1,200,000	Brazilian Government International Bond	4.75%		01/14/2050	863,520
600,000	Colombia Government International Bond	4.13%		02/22/2042	392,368
5,100,000	Colombia Government International Bond	5.00%		06/15/2045	3,597,338
1,100,000	Comision Federal de Electricidad	4.68%		02/09/2051	760,134
1,400,000	Dominican Republic International Bond	5.30%	(a)	01/21/2041	1,191,303
2,365,000	Ecopetrol SA	5.88%		05/28/2045	1,696,902
3,150,000	Ecopetrol SA	5.88%		11/02/2051	2,189,525
3,100,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	2,252,547
200,000	Mexico City Airport Trust	5.50%		07/31/2047	166,373
4,900,000	Mexico Government International Bond	4.40%		02/12/2052	3,587,997
4,300,000	OCP SA	5.13%		06/23/2051	3,241,641
4,700,000	Panama Government International Bond	3.87%		07/23/2060	2,691,373
5,700,000	Petroleos del Peru SA	5.63%		06/19/2047	3,644,106
3,700,000	Petroleos Mexicanos	6.38%		01/23/2045	2,401,411
1,800,000	Petroleos Mexicanos	6.75%		09/21/2047	1,185,154
4,000,000	Republic of South Africa Government International Bond	5.65%		09/27/2047	3,029,505
1,300,000	Ukraine Government International Bond	7.25%	(f)	03/15/2035	377,442
1,000,000	YPF SA	7.00%		12/15/2047	705,460
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $44,789,995)				36,047,512
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 23.3%
	ACREC Trust
2,310,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	8.81%	(a)	02/19/2038	2,340,806
	Alen Mortgage Trust
7,500,000	Series 2021-ACEN-F (1 mo. Term SOFR + 5.11%, 5.00% Floor)	10.44%	(a)	04/15/2034	3,438,338
	AREIT Ltd.
3,000,000	Series 2024-CRE9-C (1 mo. Term SOFR + 3.09%, 3.09% Floor)	8.42%	(a)	05/17/2041	3,005,376
	AREIT Trust
1,930,000	Series 2022-CRE6-D (30 day avg SOFR US + 2.85%, 2.85% Floor)	8.18%	(a)	01/20/2037	1,878,859
1,000,000	Series 2022-CRE7-D (1 mo. Term SOFR + 4.44%, 4.44% Floor)	9.77%	(a)	06/17/2039	1,004,562
4,375,000	Series 2023-CRE8-C (1 mo. Term SOFR + 4.02%, 4.02% Floor)	9.35%	(a)	08/17/2041	4,378,802
	BANK
18,317,000	Series 2018-BN12-XE	1.50%	(a)(d)(i)	05/15/2061	853,426
6,978,000	Series 2018-BN12-XF	1.50%	(a)(d)(i)	05/15/2061	319,355
20,061,456	Series 2018-BN12-XG	1.50%	(a)(d)(i)	05/15/2061	863,987
18,522,000	Series 2019-BN16-XF	1.14%	(a)(d)(i)	02/15/2052	782,147
9,261,000	Series 2019-BN16-XG	1.14%	(a)(d)(i)	02/15/2052	386,999
4,631,000	Series 2019-BN16-XH	1.14%	(a)(d)(i)	02/15/2052	189,325
6,366,937	Series 2019-BN16-XJ	1.14%	(a)(d)(i)	02/15/2052	244,026
21,359,000	Series 2022-BNK43-XD	2.40%	(a)(d)(i)	08/15/2055	2,971,075
78,043,204	Series 2023-BNK46-XA	0.75%	(d)(i)	08/15/2056	3,067,746
	BANK5 Trust
219,805,770	Series 2023-5YR1-XA	0.48%	(d)(i)	04/15/2056	2,197,838
65,071,170	Series 2023-5YR4-XA	1.26%	(d)(i)	12/15/2056	2,469,711

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	BBCMS Trust
3,000,000	Series 2020-C7-D	3.71%	(a)(d)	04/15/2053	1,595,681
	BDS Ltd.
2,500,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	8.25%	(a)	06/16/2036	2,459,415
2,384,000	Series 2021-FL8-E (1 mo. Term SOFR + 2.36%, 2.25% Floor)	7.70%	(a)	01/18/2036	2,340,752
	Beast Mortgage Trust
6,000,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	11.44%	(a)	03/15/2036	3,205,485
	Benchmark Mortgage Trust
7,464,000	Series 2018-B4-D	2.90%	(a)(d)	07/15/2051	5,687,489
12,324,000	Series 2021-B26-XF	1.50%	(a)(d)(i)	06/15/2054	931,041
	BMO Mortgage Trust
134,071,985	Series 2023-5C1-XA	0.82%	(d)(i)	08/15/2056	2,868,671
	BSREP Commercial Mortgage Trust
4,738,531	Series 2021-DC-G (1 mo. Term SOFR + 3.96%, 3.85% Floor)	9.29%	(a)	08/15/2038	2,986,387
	BX Trust
2,500,000	Series 2021-VIEW-G (1 mo. Term SOFR + 5.04%, 4.93% Floor)	10.37%	(a)	06/15/2036	2,196,861
3,989,950	Series 2022-PSB-E (1 mo. Term SOFR + 6.34%, 6.34% Floor)	11.67%	(a)	08/15/2039	3,965,837
	BXMT Ltd.
1,190,000	Series 2020-FL3-AS (1 mo. Term SOFR + 1.86%, 1.86% Floor)	7.19%	(a)	11/15/2037	1,131,016
	Carbon Capital VI Commercial Mortgage Trust
1,148,218	Series 2019-FL2-B (1 mo. Term SOFR + 2.96%, 2.85% Floor)	8.29%	(a)	10/15/2035	1,000,097
	Citigroup Commercial Mortgage Trust
5,008,323	Series 2015-GC27-D	4.57%	(a)(d)	02/10/2048	4,512,147
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,221,000	Series 2016-C1-C	3.47%	(d)	05/10/2049	1,076,993
	CLNC Ltd.
2,750,000	Series 2019-FL1-D (1 mo. Term SOFR + 3.01%, 2.90% Floor)	8.35%	(a)	08/20/2035	2,695,105
	Computershare Corporate Trust
2,000,000	Series 2016-C33-D	3.12%	(a)	03/15/2059	1,653,444
4,514,242	Series 2016-C34-C	5.23%	(d)	06/15/2049	4,103,646
3,200,000	Series 2017-RC1-D	3.25%	(a)	01/15/2060	2,396,525
	Credit Suisse Mortgage Capital Certificates
18,014,000	Series 2016-NXSR-XE	1.00%	(a)(d)(i)	12/15/2049	345,125
	CSAIL Commercial Mortgage Trust
66,590,351	Series 2017-CX9-XA	0.74%	(d)(i)	09/15/2050	650,288
2,500,000	Series 2020-C19-E	2.50%	(a)	03/15/2053	1,237,957
13,238,000	Series 2020-C19-XD	1.23%	(a)(d)(i)	03/15/2053	702,611
	CSWF
4,000,000	Series 2018-TOP-H (1 mo. Term SOFR + 3.66%, 3.61% Floor)	8.99%	(a)	08/15/2035	3,722,793
	Del Amo Fashion Center Trust
2,100,000	Series 2017-AMO-C	3.76%	(a)(d)	06/05/2035	1,864,957
	DOLP Trust
4,000,000	Series 2021-NYC-F	3.70%	(a)(d)	05/10/2041	2,560,329
4,000,000	Series 2021-NYC-G	3.70%	(a)(d)	05/10/2041	1,950,626
	Granite Point Mortgage Trust, Inc.
1,780,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	7.41%	(a)	12/15/2036	1,677,970
	Great Wolf Trust
2,500,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	8.97%	(a)	05/15/2041	2,512,553
1,000,000	Series 2024-WOLF-E (1 mo. Term SOFR + 3.64%, 3.64% Floor)	8.97%	(a)	03/15/2039	1,005,247
	Greystone Commercial Real Estate Notes
2,650,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	7.64%	(a)	07/15/2039	2,575,275
	GS Mortgage Securities Corp. II
1,859,000	Series 2014-GC26-D	4.65%	(a)(d)	11/10/2047	1,142,743
2,149,788	Series 2015-GC28-D	4.45%	(a)(d)	02/10/2048	1,975,688
7,234,949	Series 2016-GS3-XA	1.31%	(d)(i)	10/10/2049	139,422
3,000,000	Series 2021-ARDN-G (1 mo. Term SOFR + 5.11%, 5.00% Floor)	10.44%	(a)	11/15/2036	2,957,898
3,000,000	Series 2021-ARDN-H (1 mo. Term SOFR + 6.05%, 5.93% Floor)	11.38%	(a)	11/15/2026	2,959,268
	HGI CRE CLO Ltd.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,000,000	Series 2022-FL3-B (30 day avg SOFR US + 2.60%, 2.60% Floor)	7.93%	(a)	04/20/2037	2,005,488
	JP Morgan Chase Commercial Mortgage Securities
2,741,624	Series 2007-C1-AJ	7.05%	(d)	02/15/2051	2,624,712
4,000,000	Series 2019-MFP-G (1 mo. Term SOFR + 4.10%, 4.05% Floor)	9.43%	(a)	07/15/2036	3,819,441
4,000,000	Series 2019-MFP-XG	0.50%	(a)(d)(i)	07/15/2036	11,423
	JPMBB Commercial Mortgage Securities Trust
14,258,048	Series 2014-C23-XA	0.65%	(d)(i)	09/15/2047	3,030
2,265,000	Series 2015-C27-D	3.94%	(a)(d)	02/15/2048	523,295
41,659,162	Series 2015-C32-XA	1.25%	(d)(i)	11/15/2048	279,183
	JPMDB Commercial Mortgage Securities Trust
25,460,000	Series 2020-COR7-XB	0.55%	(d)(i)	05/13/2053	585,585
10,244,000	Series 2020-COR7-XD	2.10%	(a)(d)(i)	05/13/2053	898,171
	KREF
3,250,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	7.44%	(a)	02/15/2039	3,068,013
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	7.79%	(a)	07/15/2036	4,784,840
1,750,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	8.29%	(a)	11/15/2038	1,651,864
	Mcp Holding Co. LLC
2,000,000	Series 2023-SHIP-D	6.27%	(a)(d)	09/10/2038	1,956,571
	Med Trust
5,971,342	Series 2021-MDLN-G (1 mo. Term SOFR + 5.36%, 5.25% Floor)	10.69%	(a)	11/15/2038	5,985,390
	MF1 LLC
1,500,000	Series 2022-FL10-D (1 mo. Term SOFR + 5.73%, 5.73% Floor)	11.07%	(a)	09/17/2037	1,516,190
	MF1 Multifamily Housing Mortgage Loan Trust
3,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 3.78%, 3.78% Floor)	9.12%	(a)	10/19/2038	3,021,390
2,450,000	Series 2024-FL15-C (1 mo. Term SOFR + 2.94%, 2.94% Floor)	8.24%	(a)	08/18/2041	2,443,875
	MFT Trust
600,000	Series 2020-ABC-D	3.59%	(a)(d)	02/10/2042	324,456
	Morgan Stanley ABS Capital I, Inc.
456,674,885	Series 2022-L8-XA	0.09%	(d)(i)	04/15/2055	1,632,293
	Morgan Stanley Bank of America Merrill Lynch Trust
988,863	Series 2014-C16-B	4.42%	(d)	06/15/2047	947,179
7,186,250	Series 2015-C21-C	4.26%	(d)	03/15/2048	6,178,495
5,000,000	Series 2015-C27-D	3.24%	(a)(d)	12/15/2047	4,132,104
	Morgan Stanley Capital I, Inc.
2,000,000	Series 2018-H4-D	3.00%	(a)	12/15/2051	1,552,952
5,000,000	Series 2019-PLND-G (1 mo. Term SOFR + 3.76%, 3.65% Floor)	9.09%	(a)	05/15/2036	325,686
	PFP III Ltd.
1,602,000	Series 2023-10-C (1 mo. Term SOFR + 4.12%, 4.12% Floor)	9.45%	(a)	09/16/2038	1,614,420
	Ready Capital Corp.
2,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 4.55%, 4.55% Floor)	9.89%	(a)	05/25/2038	2,050,082
	SMR Mortgage Trust
5,009,714	Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)	12.83%	(a)	02/15/2039	4,276,522
	STWD Ltd.
2,225,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	7.28%	(a)	11/15/2038	2,157,607
	TPG Real Estate Finance Issuer Ltd.
2,510,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	7.29%	(a)	03/15/2038	2,407,093
	UBS Commercial Mortgage Trust
2,500,000	Series 2018-C14-C	5.37%	(d)	12/15/2051	2,116,763
	UBS-Barclays Commercial Mortgage Trust
6,891,216	Series 2013-C5-C	3.84%	(a)(d)	03/10/2046	5,807,745
	Wachovia Bank Commercial Mortgage Trust
3,121,148	Series 2005-C21-E	5.13%	(a)(d)	10/15/2044	1,108,008
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $212,651,318)				178,989,586

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 19.0%
	ACE Securities Corp.
8,861,516	Series 2006-HE4-A2B (1 mo. Term SOFR + 0.33%, 0.22% Floor)	5.68%		10/25/2036	3,310,535
	AMSR Trust
10,000,000	Series 2020-SFR4-G2	4.87%	(a)	11/17/2037	9,673,130
	Countrywide Alternative Loan Trust
5,564,701	Series 2005-J12-2A1 (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.00% Cap)	6.00%		08/25/2035	2,818,195
	Deephaven Residential Mortgage Trust
10,000,000	Series 2020-2-B3	5.79%	(a)(d)	05/25/2065	8,924,060
	Fannie Mae Connecticut Avenue Securities
6,995,013	Series 2019-R05-1B1 (30 day avg SOFR US + 4.21%, 0.00% Floor)	9.55%	(a)	07/25/2039	7,334,654
3,722,652	Series 2019-R07-1B1 (30 day avg SOFR US + 3.51%, 0.00% Floor)	8.85%	(a)	10/25/2039	3,869,409
	Federal National Mortgage Association
8,400,000	Series 2021-R02-2B2 (30 day avg SOFR US + 6.20%, 0.00% Floor)	11.54%	(a)	11/25/2041	8,910,122
	Freddie Mac Structured Agency Credit Risk Debt Notes
9,250,000	Series 2020-DNA1-B2 (30 day avg SOFR US + 5.36%, 0.00% Floor)	10.70%	(a)	01/25/2050	10,122,699
3,000,000	Series 2020-DNA2-B2 (30 day avg SOFR US + 4.91%, 0.00% Floor)	10.25%	(a)	02/25/2050	3,220,518
6,000,000	Series 2020-DNA6-B2 (30 day avg SOFR US + 5.65%, 0.00% Floor)	10.99%	(a)	12/25/2050	6,829,394
1,200,000	Series 2020-HQA2-B1 (30 day avg SOFR US + 4.21%, 0.00% Floor)	9.55%	(a)	03/25/2050	1,359,385
22,000,000	Series 2020-HQA2-B2 (30 day avg SOFR US + 7.71%, 0.00% Floor)	13.05%	(a)	03/25/2050	26,325,049
9,750,000	Series 2020-HQA5-B2 (30 day avg SOFR US + 7.40%, 0.00% Floor)	12.74%	(a)	11/25/2050	11,833,705
	GS Mortgage-Backed Securities Trust
1,500,000	Series 2020-NQM1-B2	6.84%	(a)(d)	09/27/2060	1,490,264
	Homeward Opportunities Fund I Trust
8,000,000	Series 2020-2-B1	5.45%	(a)(d)	05/25/2065	7,768,530
	JP Morgan Alternative Loan Trust
6,267,933	Series 2007-A2-12A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 11.50% Cap)	5.86%		06/25/2037	2,260,434
	Rithm Capital Corp.
4,102,000	Series 2020-NQM2-B1	4.08%	(a)(d)	05/24/2060	3,429,944
2,886,000	Series 2020-NQM2-B2	4.08%	(a)(d)	05/24/2060	2,306,771
	TBW Mortgage Backed Pass Through Certificates
4,291,334	Series 2007-2-A1A	5.96%	(d)	07/25/2037	1,252,074
	Verus Securitization Trust
2,500,000	Series 2020-2-B1	5.36%	(a)(d)	05/25/2060	2,389,523
5,000,000	Series 2020-4-B2	5.60%	(a)(d)	05/25/2065	4,613,751
1,235,000	Series 2020-INV1-B1	5.75%	(a)(d)	03/25/2060	1,219,315
3,300,000	Series 2020-INV1-B2	6.00%	(a)(d)	03/25/2060	3,182,910
	Vista Point Securitization Trust
9,222,000	Series 2020-1-B2	5.38%	(a)(d)	03/25/2065	8,473,545
3,396,000	Series 2020-2-B2	5.16%	(a)(d)	04/25/2065	2,801,961
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $142,320,137)				145,719,877
US CORPORATE BONDS - 17.9%
7,425,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	9.75%	(a)	07/15/2027	7,387,430
1,580,000	Artera Services LLC	8.50%	(a)	02/15/2031	1,627,800
1,975,000	ASP Unifrax Holdings, Inc.	7.50%	(a)	09/30/2029	1,009,551
3,580,000	AthenaHealth Group, Inc.	6.50%	(a)	02/15/2030	3,299,254

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,710,000	Bausch + Lomb Corp.	8.38%	(a)	10/01/2028	1,752,750
2,485,000	BCPE Empire Holdings, Inc.	7.63%	(a)	05/01/2027	2,410,331
535,000	Boxer Parent Co., Inc.	7.13%	(a)	10/02/2025	536,812
2,510,000	Brand Industrial Services, Inc.	10.38%	(a)	08/01/2030	2,715,679
4,000,000	Caesars Entertainment, Inc.	8.13%	(a)	07/01/2027	4,084,048
595,000	Carnival Corp.	7.63%	(a)	03/01/2026	601,301
5,995,000	Castle US Holding Corp.	9.50%	(a)	02/15/2028	2,852,631
690,000	CHS/Community Health Systems, Inc.	10.88%	(a)	01/15/2032	719,005
1,865,000	Clear Channel Outdoor Holdings, Inc.	7.50%	(a)	06/01/2029	1,560,306
2,335,000	Cobra AcquisitionCo LLC	6.38%	(a)	11/01/2029	1,841,701
3,700,000	CVR Partners LP / CVR Nitrogen Finance Corp.	6.13%	(a)	06/15/2028	3,558,009
3,895,000	Dealer Tire LLC / DT Issuer LLC	8.00%	(a)	02/01/2028	3,765,374
1,175,000	DISH DBS Corp.	5.75%	(a)	12/01/2028	816,846
5,583,000	Embarq Corp.	8.00%		06/01/2036	732,964
2,080,000	Ferrellgas LP / Ferrellgas Finance Corp.	5.88%	(a)	04/01/2029	1,915,230
3,550,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%	(a)	01/15/2030	3,120,260
1,200,000	Frontier Communications Holdings LLC	6.75%	(a)	05/01/2029	1,101,904
1,655,000	Frontier Communications Holdings LLC	8.63%	(a)	03/15/2031	1,706,622
1,640,000	Full House Resorts, Inc.	8.25%	(a)	02/15/2028	1,576,684
335,000	GrafTech Global Enterprises, Inc.	9.88%	(a)	12/15/2028	247,336
1,675,000	Gray Television, Inc.	10.50%	(a)	07/15/2029	1,685,653
3,400,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	8.75%	(a)	05/01/2029	3,465,274
965,000	Hightower Holding LLC	6.75%	(a)	04/15/2029	903,789
3,580,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%	(a)	07/01/2028	3,612,287
3,010,000	LBM Acquisition LLC	6.25%	(a)	01/15/2029	2,663,510
3,360,000	Level 3 Financing, Inc.	10.50%	(a)	04/15/2029	3,368,400
1,545,000	LifePoint Health, Inc.	11.00%	(a)	10/15/2030	1,704,163
3,100,000	LifePoint Health, Inc.	10.00%	(a)	06/01/2032	3,173,355
1,370,000	Lions Gate Capital Holdings LLC	5.50%	(a)	04/15/2029	887,065
3,340,000	Mavis Tire Express Services Topco Corp.	6.50%	(a)	05/15/2029	3,116,595
2,550,000	McGraw-Hill Education, Inc.	5.75%	(a)	08/01/2028	2,461,340
2,200,000	Michaels Cos., Inc.	5.25%	(a)	05/01/2028	1,762,501
1,155,000	Michaels Cos., Inc.	7.88%	(a)	05/01/2029	742,520
1,500,000	ModivCare Escrow Issuer, Inc.	5.00%	(a)	10/01/2029	1,058,553
4,395,000	Newfold Digital Holdings Group, Inc.	6.00%	(a)	02/15/2029	3,176,580
1,985,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.38%	(a)	02/15/2032	2,017,137
250,000	Olympus Water US Holding Corp.	6.25%	(a)	10/01/2029	228,488
1,030,000	OneMain Finance Corp.	9.00%		01/15/2029	1,087,646
1,435,000	PECF USS Intermediate Holding III Corp.	8.00%	(a)	11/15/2029	611,925
3,835,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75%	(a)	02/15/2029	3,738,448
1,765,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.88%	(a)	09/01/2031	1,201,651
4,209,264	Radiology Partners, Inc. 9.78% PIK	9.78%	(a)	02/15/2030	3,372,673
150,000	Royal Caribbean Cruises Ltd.	7.25%	(a)	01/15/2030	155,408
3,330,000	Sabre GLBL, Inc.	8.63%	(a)	06/01/2027	3,070,978
4,170,000	SWF Escrow Issuer Corp.	6.50%	(a)	10/01/2029	2,248,952
3,410,000	TKC Holdings, Inc.	10.50%	(a)	05/15/2029	3,366,995
885,000	TMS International Corp./DE	6.25%	(a)	04/15/2029	813,156
4,130,000	Trident TPI Holdings, Inc.	12.75%	(a)	12/31/2028	4,515,969
2,365,000	Triton Water Holdings, Inc.	6.25%	(a)	04/01/2029	2,283,055
2,985,000	United Natural Foods, Inc.	6.75%	(a)	10/15/2028	2,697,681
2,460,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	6.50%	(a)	02/15/2029	1,571,365
2,845,000	Univision Communications, Inc.	6.63%	(a)	06/01/2027	2,726,410
845,000	Venture Global LNG, Inc.	8.38%	(a)	06/01/2031	877,090
1,255,000	Venture Global LNG, Inc.	9.88%	(a)	02/01/2032	1,366,758
1,050,000	Vibrantz Technologies, Inc.	9.00%	(a)	02/15/2030	962,294
4,285,000	Victra Holdings LLC / Victra Finance Corp.	7.75%	(a)	02/15/2026	4,265,464
4,885,000	Viking Cruises Ltd.	9.13%	(a)	07/15/2031	5,294,727
3,280,000	Weatherford International Ltd.	8.63%	(a)	04/30/2030	3,401,612
2,540,000	Wheel Pros, Inc.	6.50%	(a)	05/15/2029	508,000

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Total US Corporate Bonds (Cost $156,134,984)				137,105,295
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.1%
	Federal Home Loan Mortgage Corp.
6,520,013	Series 313-S1Pool S1-3249 (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	0.45%	(i)(j)	09/15/2043	611,304
2,193,903	Series 3997-SA (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.05%	(i)(j)	02/15/2042	246,666
2,867,785	Series 4091-VI (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.00%	(i)(j)	11/15/2040	157,684
4,980,685	Series 4119-SC (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.70%	(i)(j)	10/15/2042	489,153
2,768,324	Series 4643-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(j)	01/15/2047	288,637
8,224,314	Series 4863-IA	4.50%	(i)	03/15/2045	1,071,836
15,225,569	Series 5004-SD (-1 x 30 day avg SOFR US + 6.10%, 0.00% Floor, 6.10% Cap)	0.76%	(i)(j)	08/25/2050	2,060,855
	Federal National Mortgage Association
6,819,740	Series 2012-124-SE (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.70%	(i)(j)	11/25/2042	676,672
8,389,506	Series 2012-84-HS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(j)	08/25/2042	739,262
4,657,371	Series 2017-69-ES (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.70%	(i)(j)	09/25/2047	468,060
6,275,785	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	0.60%	(i)(j)	06/25/2049	589,838
42,210,503	Series 2019-M26-X1	0.71%	(d)(i)	03/25/2030	949,407
	FREMF Mortgage Trust
2,929,768	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	11.24%	(a)	11/25/2028	2,576,082
7,484,071	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	11.44%	(a)	10/25/2029	7,199,105
	Government National Mortgage Association
9,679,591	Series 2019-22-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	0.15%	(i)(j)	02/20/2045	718,542
5,334,354	Series 2020-21-NS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	0.60%	(i)(j)	04/20/2048	453,318
6,376,231	Series 2020-47-SL (-1 x 1 mo. Term SOFR + 5.26%, 0.00% Floor, 5.37% Cap)	0.00%	(i)(j)	07/20/2044	363,717
11,082,598	Series 2020-61-SU (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	0.16%	(i)(j)	07/16/2045	807,250
4,254,436	Series 2020-77-SU (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	0.65%	(i)(j)	09/20/2047	423,175
24,211,784	Series 2021-97-SG (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%	(i)(j)	06/20/2051	192,251
31,153,852	Series 2021-H04-BI	0.89%	(d)(i)	02/01/2071	1,549,602
32,357,470	Series 2021-H07-AI	0.35%	(d)(i)	05/20/2071	1,483,724
	Total US Government and Agency Mortgage Backed Obligations (Cost $33,268,193)				24,116,140
COMMON STOCKS - 0.0%(k)
62,660	JoAnn, Inc.(b)(l)				–
12,858	Riverbed - Class B(b)(l)				1,672
	Total Common Stocks (Cost $–)				1,672
ESCROW NOTES - 0.0%(k)
500,000	Alpha Holding SA(b)(l)				–
3,500,000	Alpha Holding SA(b)(l)				–
	Total Escrow Notes (Cost $–)				–
PREFERRED STOCKS - 1.4%

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
430,000	AGNC Investment Corp. Series F (3 mo. LIBOR US + 4.70%)(g)(m)			10,375,900
	Total Preferred Stocks (Cost $9,302,263)			10,375,900
REAL ESTATE INVESTMENT TRUSTS - 0.8%
650,000	AGNC Investment Corp.			6,201,000
	Total Real Estate Investment Trusts (Cost $8,298,947)			6,201,000
SHORT TERM INVESTMENTS - 2.4%
6,180,730	First American Government Obligations Fund - U	5.26%	(n)	6,180,730
6,180,730	JPMorgan US Government Money Market Fund - IM	5.26%	(n)	6,180,730
6,180,730	MSILF Government Portfolio - Institutional	5.23%	(n)	6,180,730
	Total Short Term Investments (Cost $18,542,190)			18,542,190
	Total Investments - 123.4%(o) (Cost $1,042,270,195)			946,324,616
	Other Liabilities in Excess of Assets - (23.4)%			(179,408,825)
	NET ASSETS - 100.0%			$ 766,915,791

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	23.3%
Non-Agency Residential Collateralized Mortgage Obligations	19.0%
Collateralized Loan Obligations	18.9%
US Corporate Bonds	17.9%
Foreign Corporate Bonds	15.5%
Bank Loans	14.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4.7%
US Government and Agency Mortgage Backed Obligations	3.1%
Short Term Investments	2.4%
Asset Backed Obligations	2.3%
Preferred Stocks	1.4%
Real Estate Investment Trusts	0.8%
Common Stocks	0.0%	(k)
Escrow Notes	0.0%	(k)
Other Assets and Liabilities	(23.4)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	23.3%
Non-Agency Residential Collateralized Mortgage Obligations	19.0%
Collateralized Loan Obligations	18.9%
Energy	5.0%
Commercial Services	3.9%
Electronics/Electric	3.4%
Chemicals/Plastics	3.3%
US Government and Agency Mortgage Backed Obligations	3.1%
Healthcare	2.9%
Transportation	2.8%
Retailers (other than Food/Drug)	2.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.6%
Consumer Products	2.6%
Real Estate	2.5%

INVESTMENT BREAKDOWN as a % of Net Assets:
Short Term Investments	2.4%
Technology	2.4%
Asset Backed Obligations	2.3%
Media	2.0%
Utilities	1.9%
Hotels/Motels/Inns and Casinos	1.7%
Mining	1.6%
Telecommunications	1.5%
Industrial Equipment	1.5%
Finance	1.3%
Construction	1.0%
Diversified Manufacturing	1.0%
Chemical Products	0.9%
Building and Development (including Steel/Metals)	0.8%
Containers and Glass Products	0.8%
Leisure	0.8%
Food Products	0.7%
Business Equipment and Services	0.7%
Automotive	0.7%
Insurance	0.5%
Food Service	0.4%
Beverage and Tobacco	0.2%
Consumer Staples	0.1%
Conglomerates	0.1%
Aerospace & Defense	0.1%
Other Assets and Liabilities	(23.4)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Value determined using significant unobservable inputs.
(c)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.
(d)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(e)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(g)	Perpetual maturity. The date disclosed is the next call date of the security.
(h)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(i)	Interest only security
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Represents less than 0.05% of net assets.
(l)	Non-income producing security.
(m)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(n)	Seven-day yield as of period end.
(o)	Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender.

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
10 Year U.S. Ultra Treasury Notes	Long	525	9/19/2024	$59,603,906	$901,229

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Due to custodian as recorded on the Statement of Assets and Liabilities is recorded at cost and approximates fair value; it is classified as level 2 under the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Yield Opportunities Fund
Investments in Securities
Level 1
Short Term Investments	$18,542,190
Preferred Stocks	10,375,900
Real Estate Investment Trusts	6,201,000
Total Level 1	35,119,090
Level 2
Non-Agency Commercial Mortgage Backed Obligations	178,989,586
Non-Agency Residential Collateralized Mortgage Obligations	145,719,877
Collateralized Loan Obligations	142,614,314
US Corporate Bonds	137,105,295
Foreign Corporate Bonds	118,400,046
Bank Loans	107,837,011
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	36,047,512
US Government and Agency Mortgage Backed Obligations	24,116,140
Asset Backed Obligations	14,587,997
Total Level 2	905,417,778
Level 3
Asset Backed Obligations	2,745,197
Collateralized Loan Obligations	2,362,500
Foreign Corporate Bonds	656,226
Bank Loans	22,153
Common Stocks	1,672
Escrow Notes	–
Total Level 3	5,787,748
Total	$946,324,616
Other Financial Instruments
Level 1
Futures	$901,229
Total Level 1	901,229
Total	$901,229

See the Schedule of Investments for further disaggregation of investment categories.